Related Party - Transfers to Valero (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement
Net transfers to Valero per the consolidated and combined statement of stockholders' equity	$ 731		$ 222	$ 151	$ 221
Net transfers to Valero per the consolidated and combined statement of cash flows	(378)	(172)	(219)	(150)	(220)
Net Parent Investment
Statement
Net transfers to Valero per the consolidated and combined statement of stockholders' equity	731		222	151	221
Net transfer of assts and liabilities, Related Party	$ 353		$ 3	$ 1	$ 1